December 31, 2002
--------------------------------------------------------------------------------
       Oppenheimer
       Gold & Special
       Minerals Fund

                                                     Semiannual
                                                       Report
                                                      --------
                                                     Management
                                                    Commentaries
--------------------------------------------------------------------------------



[GRAPHIC OMITTED]

Fund Highlights
Performance Update
Investment Strategy Discussion
Financial Statements

"Rising gold prices sharply boosted Fund performance, providing investors with welcome relief from the vagaries of other market sectors."

                                                  [LOGO OMITTED]
                                                  OppenheimerFunds(R)
                                                  The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer Gold & Special Minerals Fund seeks capital appreciation.

Fund Highlight According to Lipper, Inc., the Fund continued to deliver solid long-term results, ranking in the top 45% of its peer group for the five- and 10-year periods ended 12/31/02. 1

    CONTENTS

 1  Letter to Shareholders

 3  An Interview with Your Fund's Manager

 9  Financial Statements

25  Trustees and Officers

Cumulative Total Returns*
                     For the 6-Month Period
                     Ended 12/31/02

                     Without                 With
                     Sales Chg.              Sales Chg.
-------------------------------------------------------
Class A               5.18%                  -0.86%
-------------------------------------------------------
Class B               4.79                   -0.21
-------------------------------------------------------
Class C               4.78                    3.78
-------------------------------------------------------
Class N               5.09                    4.09
-------------------------------------------------------


Average Annual Total Returns*
                    For the 1-Year Period
                    Ended 12/31/02

                    Without                  With
                    Sales Chg.               Sales Chg.
-------------------------------------------------------
Class A             42.48%                   34.29%
-------------------------------------------------------
Class B             41.38                    36.38
-------------------------------------------------------
Class C             41.47                    40.47
-------------------------------------------------------
Class N             42.29                    41.29


1. Source: Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked, in the Lipper Gold Oriented Fund category, 31/39 for the 1-year, 9/25 for the 5-year and 7/16 for the 10-year periods ended 12/31/02. Lipper ranking is for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 7 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,



At OppenheimerFunds, we take very seriously the responsibility of helping you achieve your goals. We understand that your investments with us may represent a future home, a college education or retirement. In good markets and in bad, we are committed to partnering with your advisor to provide you with investment products and services that can help you reach your financial objectives.
   In recent years, many of us have seen some of our assets decrease in value--sometimes significantly--making it difficult to maintain our long-term investing plans. Shifting markets can often blindside investors and unbalance portfolios. We believe it has never been more important than it is now to allocate your assets among stocks, bonds, and other investments based on what would be most appropriate depending on your goals and risk tolerance. Diversification is key. We encourage you to hold true to your long-term goals and adhere to the time-tested investment principles of asset allocation and diversification.
   Of course, when the financial markets make major moves, portfolio changes may be necessary to adjust risk exposure, rebalance asset class allocations or seek to maintain sufficient income flows. Monitor your investments, stay informed and--most importantly--work with your financial advisor so that any adjustments ultimately support your long-term goals.
   We continue to believe in the growth, ingenuity and underlying strengths of the economy and the markets. That said, we also expect the road ahead to present new and unique challenges. We strongly believe that one of the best ways to pursue your goals is to adhere to core investment principles.







[PHOTO OMITTED]

John V. Murphy
President
Oppenheimer Gold & Special
Minerals Fund



                  1 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

LETTER TO SHAREHOLDERS

   We hope you share our convictions, and we wish you the best in 2003. Thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.


Sincerely,

/S/ John V. Murphy

John V. Murphy
January 23, 2003



These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.


                  2 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q

How would you characterize the Fund's performance during the six-month period that ended December 31, 2002?
A. Bolstered by continuing strength in the price of gold, the Fund delivered excellent performance during the period, providing investors with an effective hedge against losses in the stock market. Despite our conservative investment philosophy, the Fund performed roughly on par with the majority of its peers. 2 At the same time, we believe our strategy avoided some of the risks and volatility implicit in the market for gold and special minerals.

What made this such a positive period for gold?
Historically, gold has served as a refuge for investors in uncertain economic and political times. During the recent period, several key factors contributed to an environment of heightened uncertainty, resulting in sharply higher prices for gold stocks. First, a number of geopolitical developments--including the U.S.-led war on terrorism, conflict in the Middle East and the prospect of armed conflict with Iraq--raised concerns regarding the stability and security of various markets around the world and in the United States. Second, the weakening of the U.S. dollar compared to other global currencies prompted some investors to seek alternative safe havens for capital, such as gold. Third, accounting scandals and sharp declines in various areas of the stock market gave rise to additional interest in alternative investments.
   These various factors caused gold prices to rise from about $320 per ounce in mid-2002 to over $340 per ounce in December, its highest price in more than five years. Stocks of gold producers rose sharply in response to prospects of increased profitability. The greatest beneficiaries were smaller,

[SIDEBAR]
Portfolio Manager
Shanquan Li



2. Source: Lipper, Inc. The Fund's performance is compared to the average return (8.44%) of the 39 funds in the Lipper Gold Fund category for the six-month period ended 12/31/02. Past performance is no guarantee of future results.

                  3 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

more speculative companies, but virtually all gold mining and production companies enjoyed rising share prices through most of the period.

Did the price of other metals in which the Fund invests rise as well?
The prices of other precious metals, such as silver and platinum, benefited to various degrees from the same political and economic environment that boosted gold prices. Gold, however, remained the bellwether of the group, appreciating by nearly 50% in 2002. Metals with primarily industrial uses, such as aluminum, palladium and copper, fared less well. Prices dipped in response to weaker-than-expected global economic growth.

How did the Fund respond to these conditions?
Gold-related securities remained the Fund's primary focus, rising to roughly 90% of assets under investment by the end of the period. Among gold stocks, we generally maintained our focus on large, mature companies with strong balance sheets, relatively low operational costs and highly liquid shares, such as Newmont Mining Corporation and Barrick Gold Corp. In light of rising gold prices, however, we also added to the Fund's holdings among small-to-intermediate gold producers with experienced management, good reserves and solid financial resources, such as Goldcorp, Inc., and Glamis Gold Ltd. We believed such companies were well positioned to achieve significant levels of profitability if gold prices remained over $300 per ounce for a meaningful period of time.
   In the special minerals sector, where the balance of the Fund's portfolio was allocated, we concentrated on platinum producers with a history of high earnings growth, such as Impala Platinum Holdings Ltd. Given the unexpectedly slow pace of global economic growth, we reduced the Fund's holdings among aluminum and palladium producers.


                  4 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

What is your outlook for the future?
Events during the recent period illustrate the importance for well-diversified investors to maintain a long-term exposure to gold and special minerals. Since the value of gold is often driven by unpredictable events, it is exceptionally difficult for investors to profitably time their entry into and exit from this market. Yet the fact remains that, historically, when other segments of the market have been most vulnerable, gold has generally been seen as an attractive alternative. By consistently allocating a modest portion of their portfolios in the Fund, investors provide themselves with a hedge against the uncertainties of rapidly changing political and economic environments.
   Looking ahead, we see strong fundamentals in the market for gold. If prices remain over $300 per ounce--a likely prospect in light of current conditions--we expect many producers to enjoy continuing increases in earnings and revenues during 2003. On the other hand, industry consolidation has dramatically shrunk the number of major producers, creating additional challenges for diversified portfolios, such as the Fund, to find high-quality investments closely linked to gold prices. We have addressed this problem in the past by expanding our in-depth research of intermediate gold producers. We will continue to seek solutions to the challenges of investing in this field while remaining true to our conservative, disciplined investment approach. This approach has consistently enabled us to capture the benefits of gold and specialized mineral investing for our clients in the past, and is why Oppenheimer Gold & Special Minerals Fund remains part of The Right Way to Invest.


Average Annual
Total Returns with
Sales Charge
For the Periods Ended
12/31/02 3

Class A
1-Year             5-Year               10-Year
--------------------------------------------------------------
34.29%             9.23%                   5.34%

Class B                                   Since
1-Year             5-Year             Inception
--------------------------------------------------------------
36.38%             9.38%                   2.66%

Class C                                   Since
1-Year             5-Year             Inception
--------------------------------------------------------------
40.47%             9.70%                   2.58%

Class N                                   Since
1-Year             5-Year             Inception
--------------------------------------------------------------
41.29%              N/A                   29.59%


3. See Notes on page 7 for further details.

                  5 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


Top Ten Common Stock Holdings 5
--------------------------------------------------------------
Goldcorp, Inc.                                           5.4%
--------------------------------------------------------------
Glamis Gold Ltd.                                         5.2
--------------------------------------------------------------
Newmont Mining Corp. (Holding Co.)                       5.1
--------------------------------------------------------------
AngloGold Ltd., Sponsored ADR                            5.0
--------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                  4.9
--------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B              4.8
--------------------------------------------------------------
Placer Dome, Inc.                                        4.7
--------------------------------------------------------------
Gold Fields Ltd., Sponsored ADR                          4.6
--------------------------------------------------------------
Harmony Gold Mining Co.                                  4.4
--------------------------------------------------------------
Meridan Gold, Inc.                                       4.1

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.


Portfolio Allocation 4


o Stocks          96.8%
o Cash
  Equivalents      3.2

[PIE CHART]

4. Portfolio's holdings and allocations are subject to change. Percentages are as of December 31, 2002, and are based on total market value of investments.
5. Portfolio's holdings and allocations are subject to change. Percentages are as of December 31, 2002, and are based on net assets.




                  6 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 7/19/83. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  7 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                        Financial Statements
                                                                  Pages 9-24





                  8 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  December 31, 2002 / Unaudited

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Common Stocks--96.8%
--------------------------------------------------------------------------------
Consumer Discretionary--0.5%
--------------------------------------------------------------------------------
Specialty Retail--0.5%
Tiffany & Co.                                            44,600      $ 1,066,386
--------------------------------------------------------------------------------
Energy--1.8%
--------------------------------------------------------------------------------
Oil & Gas--1.8%
Ashland, Inc.                                            63,000        1,797,390
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, Sponsored ADR                   140,000        2,091,600
                                                                     -----------
                                                                       3,888,990
--------------------------------------------------------------------------------
Industrials--0.8%
--------------------------------------------------------------------------------
Machinery--0.8%
Northam Platinum Ltd.                                   410,100          917,653
--------------------------------------------------------------------------------
Trans Hex Group Ltd.                                    330,100          761,725
                                                                     -----------
                                                                       1,679,378
--------------------------------------------------------------------------------
Materials--93.7%
--------------------------------------------------------------------------------
Chemicals--1.6%
Crompton Corp.                                          128,900          766,955
--------------------------------------------------------------------------------
Syngenta AG                                              47,000        2,721,017
                                                                     -----------
                                                                       3,487,972

--------------------------------------------------------------------------------
Metals & Mining--92.1%
Aber Resources Ltd. 1                                    80,000        1,557,159
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                 132,000        1,961,520
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                 580,000        8,565,261
--------------------------------------------------------------------------------
Alcoa, Inc.                                             130,000        2,961,400
--------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd.                      220,600        8,124,189
--------------------------------------------------------------------------------
Anglo American plc                                      290,000        4,306,885
--------------------------------------------------------------------------------
AngloGold Ltd., Sponsored ADR                           313,807       10,751,028
--------------------------------------------------------------------------------
Aquarius Platinum Ltd.                                  170,300          830,459
--------------------------------------------------------------------------------
Ashanti Goldfields Co. Ltd., Sponsored GDR 1          1,501,220        8,782,137
--------------------------------------------------------------------------------
Aur Resources, Inc. 1                                   599,400        1,407,630
--------------------------------------------------------------------------------
Barrick Gold Corp.                                      549,000        8,460,090
--------------------------------------------------------------------------------
Bema Gold Corp. 1                                     1,385,200        1,779,944
--------------------------------------------------------------------------------
Cambior, Inc. 1                                       1,438,200        2,048,329
--------------------------------------------------------------------------------
Companhia Vale do Rio
Doce, Sponsored ADR                                      90,000        2,475,000

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Metals & Mining Continued
Compania de Minas
Buenaventura SA,
Sponsored ADR,
B Shares                                                 139,600     $ 3,684,044
--------------------------------------------------------------------------------
Echo Bay Mines Ltd. 1                                  1,300,000       1,638,000
--------------------------------------------------------------------------------
Eldorado Gold Corp. Ltd. 1                             2,130,000       2,790,923
--------------------------------------------------------------------------------
Falconbridge Ltd.                                        199,600       1,910,338
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper &
Gold, Inc., Cl. B 1                                      611,100      10,254,258
--------------------------------------------------------------------------------
Gerdau SA, Preference                                 76,000,000         740,678
--------------------------------------------------------------------------------
Glamis Gold Ltd. 1                                       980,900      11,052,045
--------------------------------------------------------------------------------
Gold Fields Ltd.                                         502,147       7,016,774
--------------------------------------------------------------------------------
Gold Fields Ltd.,
Sponsored ADR                                            200,000       2,792,000
--------------------------------------------------------------------------------
Goldcorp, Inc.                                           857,800      10,892,181
--------------------------------------------------------------------------------
Goldcorp, Inc.                                            50,000         636,000
--------------------------------------------------------------------------------
Golden Star Resources Ltd. 1                             580,000       1,064,692
--------------------------------------------------------------------------------
Harmony Gold Mining Co.                                  554,600       9,501,334
--------------------------------------------------------------------------------
Harmony Gold
Mining Co. Ltd.,
Sponsored ADR                                             80,900       1,359,929
--------------------------------------------------------------------------------
Hecla Mining Co. 1                                       509,700       2,579,082
--------------------------------------------------------------------------------
High River Gold
Mines Ltd. 1                                             705,400         955,536
--------------------------------------------------------------------------------
IAMGOLD Corp.                                            500,000       2,433,852
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                            135,500       8,606,433
--------------------------------------------------------------------------------
Johnson Matthey plc                                      180,900       2,329,847
--------------------------------------------------------------------------------
Kinross Gold Corp. 1                                   1,728,700       4,234,757
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                    369,957       6,496,143
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                    140,100       2,469,963
--------------------------------------------------------------------------------
Miramar Mining Corp. 1                                 1,000,000       1,278,643
--------------------------------------------------------------------------------
Mitsui Mining &
Smelting Co. Ltd.                                        955,000       2,205,022
--------------------------------------------------------------------------------
Mvelaphanda
Resources Ltd.                                            60,000         181,808
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                   1,008,997       4,090,797
--------------------------------------------------------------------------------
Newmont Mining Corp.
(Holding Co.)                                            374,605      10,874,783

                  9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
Metals & Mining Continued
Normandy NFM Ltd.                                        103,000    $  1,293,384
--------------------------------------------------------------------------------
North American Palladium Ltd. 1                          336,900       1,162,239
--------------------------------------------------------------------------------
Placer Dome, Inc.                                        877,000      10,085,500
--------------------------------------------------------------------------------
Repadre Capital Corp. 1                                  301,500       2,334,058
--------------------------------------------------------------------------------
Sons of Gwalia Ltd.                                    1,458,400       2,126,973
--------------------------------------------------------------------------------
Stillwater Mining Co. 1                                  160,000         856,000
--------------------------------------------------------------------------------
Teck Cominco Ltd., Cl. B                                 270,600       1,986,935
                                                                    ------------
                                                                     197,925,982
                                                                    ------------
Total Common Stocks (Cost $163,120,422)                              208,048,708


                                                           Units
--------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.2%
Goldcorp, Inc. Wts., Exp. 4/30/07 1                        7,500          73,125
--------------------------------------------------------------------------------
Kinross Gold Corp. Wts., Exp. 12/5/07 1                  210,000         240,600
                                                                    ------------
Total Rights, Warrants and Certificates (Cost $0)                        313,725

                                                      Principal    Market Value
                                                         Amount      See Note 1
--------------------------------------------------------------------------------
Joint Repurchase Agreements--3.2%

Undivided interest of 0.61% in joint
repurchase agreement (Market Value
$1,146,610,000) with PaineWebber, Inc.,
1.13%, dated 12/31/02, to be repurchased
at $6,960,437 on 1/2/03, collateralized
by Federal National Mortgage Assn.,
%, 5/1/32, with a value of $505,123,311
and Federal Home Loan Mortgage Corp.,
5.50%, 12/1/32-1/1/33, with a value
of $665,564,559
(Cost $6,960,000)                                   $ 6,960,000    $  6,960,000

--------------------------------------------------------------------------------
Total Investments, at Value
(Cost $170,080,422)                                       100.2%    215,322,433
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                     (0.2)        (359,953)
                                             -----------------------------------
Net Assets                                                100.0%   $214,962,480
                                             ===================================


Footnotes to Statement of Investments
1. Non-income producing security.


See accompanying Notes to Financial Statements.



                 10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


December 31, 2002
--------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $170,080,422)--see accompanying statement                     $ 215,322,433
--------------------------------------------------------------------------------------------------------
Cash                                                                                             66,262
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                            2,347,518
Interest and dividends                                                                           71,872
Other                                                                                            14,253
                                                                                          --------------
Total assets                                                                                217,822,338

--------------------------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Investments purchased                                                                         1,756,012
Shares of beneficial interest redeemed                                                          856,780
Distribution and service plan fees                                                              110,160
Shareholder reports                                                                              63,931
Transfer and shareholder servicing agent fees                                                    43,124
Trustees' compensation                                                                           25,763
Other                                                                                             4,088
                                                                                          --------------
Total liabilities                                                                             2,859,858

--------------------------------------------------------------------------------------------------------
Net Assets                                                                                $ 214,962,480
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in capital                                                                           $ 195,248,785
--------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                        (5,696,984)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions              (19,832,232)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                            45,242,911
                                                                                          --------------
Net Assets                                                                                $ 214,962,480
                                                                                          ==============


                 11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


-----------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$146,081,644 and 10,510,754 shares of beneficial interest outstanding)            $13.90
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                          $14.75
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,090,855
and 3,154,953 shares of beneficial interest outstanding)                          $13.66
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,919,513
and 1,824,808 shares of beneficial interest outstanding)                          $13.66
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $870,468
and 63,072 shares of beneficial interest outstanding)                             $13.80



See accompanying Notes to Financial Statements.


                 12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS  Unaudited


For the Six Months Ended December 31, 2002
----------------------------------------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign withholding taxes of $52,539)                                            $  1,597,857
----------------------------------------------------------------------------------------------------------------
Interest                                                                                                 23,058
                                                                                                   -------------
Total investment income                                                                               1,620,915

----------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                         659,029
----------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                 142,527
Class B                                                                                                 179,438
Class C                                                                                                  91,534
Class N                                                                                                     916
----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                 177,577
Class B                                                                                                  57,331
Class C                                                                                                  25,554
Class N                                                                                                     439
----------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              35,612
----------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                      21,274
----------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                    6,082
----------------------------------------------------------------------------------------------------------------
Other                                                                                                    13,563
                                                                                                   -------------
Total expenses                                                                                        1,410,876
Less reduction to custodian expenses                                                                       (403)
Less voluntary waiver of transfer and shareholder servicing agent fees--Classes A, B, C and N              (458)
                                                                                                   -------------
Net expenses                                                                                          1,410,015

----------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                   210,900

----------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                          (3,208,993)
Foreign currency transactions                                                                        (2,941,969)
Net increase from payments by affiliates                                                                 37,779
                                                                                                   -------------
Net realized loss                                                                                    (6,113,183)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                          10,865,194
Translation of assets and liabilities denominated in foreign currencies                               5,029,226
                                                                                                   -------------
Net change                                                                                           15,894,420
                                                                                                   -------------
Net realized and unrealized gain                                                                      9,781,237

----------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                               $  9,992,137
                                                                                                   =============


See accompanying Notes to Financial Statements.


                 13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Six Months               Year
                                                                                          Ended              Ended
                                                                              December 31, 2002           June 30,
                                                                                    (Unaudited)               2002
-------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                            $     210,900       $     102,632
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            (6,113,183)          3,850,413
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                               15,894,420          31,363,713
                                                                                 ----------------------------------
Net increase in net assets resulting from operations                                 9,992,137          35,316,758

------------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                                             (1,502,637)         (2,919,810)
Class B                                                                               (183,265)           (757,411)
Class C                                                                               (107,362)           (375,330)
Class N                                                                                 (7,661)               (117)

------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             22,511,940          38,946,250
Class B                                                                              5,160,212          12,864,587
Class C                                                                              6,391,670           6,206,870
Class N                                                                                672,884             123,549

------------------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                                      42,927,918          89,405,346
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                172,034,562          82,629,216
                                                                                 ----------------------------------
End of period [including overdistributed net investment income
of $5,696,984 and $4,106,959, respectively]                                      $ 214,962,480       $ 172,034,562
                                                                                 ==================================


See accompanying Notes to Financial Statements.


                 14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS

                                                      Six Months                                                         Year
                                                           Ended                                                        Ended
                                               December 31, 2002                                                     June 30,
Class A                                               (Unaudited)        2002         2001         2000      1999        1998
-------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $13.37       $ 9.91        $8.80        $9.85     $8.81      $12.68
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .08          .19          .14          .06       .06         .04
Net realized and unrealized gain (loss)                      .60         3.74         1.20         (.91)     1.00       (3.87)
                                                          ---------------------------------------------------------------------
Total from investment operations                             .68         3.93         1.34         (.85)     1.06       (3.83)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.15)        (.47)        (.23)        (.20)     (.02)       (.04)
                                                          ---------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (.15)        (.47)        (.23)        (.20)     (.02)       (.04)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $13.90       $13.37        $9.91        $8.80     $9.85      $ 8.81
                                                          =====================================================================

-------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                          5.18%       41.56%       15.60%       (8.83)%   12.03%     (30.23)%

-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                $146,082     $117,794      $57,294      $61,298   $78,514    $ 78,458
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $120,376     $ 76,482      $54,347      $72,512   $78,932    $102,501
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                       0.48%        0.34%        1.82%        0.66%     0.62%       0.32%
Expenses                                                    1.36%        1.45%        1.34%        1.41%     1.62%       1.43% 3
Expenses, net of reduction to custodian
expenses and/or voluntary waiver of
transfer agent fees                                         1.36% 4      1.45%        1.34%        1.41%     1.62%       1.43%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       39%          60%          25%          36%       45%         65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Less than 0.01%.

See accompanying Notes to Financial Statements.

                 15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued

                                                           Six Months                                                      Year
                                                                Ended                                                     Ended
                                                    December 31, 2002                                                  June 30,
Class B                                                   (Unaudited)         2002        2001      2000       1999        1998
----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                           $13.10       $ 9.73       $8.63     $9.67      $8.70      $12.56
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                      .03          .16         .09       .01         --        (.01)
Net realized and unrealized gain (loss)                           .59         3.62        1.16      (.92)       .97       (3.85)
                                                              --------------------------------------------------------------------
Total from investment operations                                  .62         3.78        1.25      (.91)       .97       (3.86)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.06)        (.41)       (.15)     (.13)        --          --
                                                              --------------------------------------------------------------------
Total dividends and/or distributions to shareholders             (.06)        (.41)       (.15)     (.13)       --           --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $13.66       $13.10       $9.73     $8.63      $9.67      $ 8.70
                                                              ====================================================================

----------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                               4.79%       40.46%      14.76%    (9.52)%    11.15%     (30.73)%

----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                      $43,091      $36,585     $16,990   $15,907    $14,528     $10,681
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $35,630      $23,133     $14,554   $16,624    $12,369     $10,150
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                                    (0.32)%      (0.51)%      0.98%    (0.17)%    (0.22)%     (0.41)%
Expenses                                                         2.16%        2.22%       2.11%     2.19%      2.41%       2.21% 3
Expenses, net of reduction to custodian
expenses and/or voluntary waiver of
transfer agent fees                                              2.16% 4      2.22%       2.11%     2.19%      2.41%       2.21%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            39%          60%         25%       36%        45%         65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Less than 0.01%.

See accompanying Notes to Financial Statements.


                 16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND


                                                   Six Months                                                              Year
                                                        Ended                                                             Ended
                                            December 31, 2002                                                          June 30,
Class C                                           (Unaudited)         2002         2001       2000          1999           1998
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                  $ 13.11       $ 9.74       $ 8.66     $ 9.69        $ 8.72         $12.59
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .09          .15          .13        .01          (.02)          (.01)
Net realized and unrealized gain (loss)                   .53         3.63         1.12       (.91)          .99          (3.86)
                                                      ---------------------------------------------------------------------------
Total from investment operations                          .62         3.78         1.25       (.90)          .97          (3.87)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.07)        (.41)        (.17)      (.13)           --             --
                                                      ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.07)        (.41)        (.17)      (.13)           --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $13.66       $13.11        $9.74      $8.66         $9.69         $ 8.72
                                                      ===========================================================================

---------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                       4.78%       40.46%       14.71%     (9.42)%       11.12%        (30.74)%

---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $24,920      $17,526       $8,344     $6,279        $5,900         $5,271
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $18,190      $11,090       $6,714     $6,579        $5,276         $4,215
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                            (0.27)%      (0.38)%       1.01%     (0.13)%       (0.22)%        (0.41)%
Expenses                                                 2.12%        2.22%        2.11%      2.19%         2.40%          2.20% 3
Expenses, net of reduction to custodian
expenses and/or voluntary waiver of
transfer agent fees                                      2.12% 4      2.22%        2.11%      2.19%         2.40%          2.20%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    39%          60%          25%        36%           45%            65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Less than 0.01%.

See accompanying Notes to Financial Statements.

                 17 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued

                                                        Six Months                         Year
                                                             Ended                        Ended
                                                 December 31, 2002                     June 30,
Class N                                                (Unaudited)           2002        2001 1
--------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                        $13.31         $ 9.89         $9.11
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                  (.04)           .47          (.06)
Net realized and unrealized gain                               .70           3.40           .84
                                                            --------------------------------------
Total from investment operations                               .66           3.87           .78
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.17)          (.45)           --
                                                            --------------------------------------

Total dividends and/or distributions to shareholders          (.17)          (.45)           --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                              $13.80         $13.31         $9.89
                                                            ======================================

--------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                            5.09%         40.97%         8.56%

--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                      $870           $130            $1
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $369           $ 34            $1
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                                  0.17%          1.87%        (2.09)%
Expenses                                                      1.57%          1.69%         1.11%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                1.57% 4        1.69%         1.11%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         39%            60%           25%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Less than 0.01%.

See accompanying Notes to Financial Statements.


                 18 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements,

                 19 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
     As of December 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $17,516,592. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of June 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                            Expiring
                            ---------------------------
                            2006            $ 1,806,412
                            2007              9,596,997
                                            -----------
                            Total           $11,403,409
                                            ===========

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended December 31, 2002, the Fund's projected benefit obligations were increased by $1,970, resulting in an accumulated liability of $24,355 as of December 31, 2002.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the


                 20 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND
plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the six months ended December 31, 2002 and the year ended June 30, 2002 was as follows:

                                     Six Months Ended            Year Ended
                                    December 31, 2002         June 30, 2002
       --------------------------------------------------------------------
       Distributions paid from:
       Ordinary income                     $1,800,925            $4,052,668
       Long-term capital gain                      --                    --
       Return of capital                           --                    --
                                           --------------------------------
       Total                               $1,800,925            $4,052,668
                                           ================================

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                 21 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                  Six Months Ended December 31, 2002           Year Ended June 30, 2002
                                                        Shares                Amount          Shares             Amount
-------------------------------------------------------------------------------------------------------------------------
Class A
Sold                                                 7,232,151          $ 89,866,625       8,322,140       $100,331,213
Dividends and/or distributions reinvested               97,913             1,224,898         267,270          2,541,740
Redeemed                                            (5,628,284)          (68,579,583)     (5,561,982)       (63,926,703)
                                                   ----------------------------------------------------------------------
Net increase                                         1,701,780          $ 22,511,940       3,027,428       $ 38,946,250
                                                   ======================================================================

-------------------------------------------------------------------------------------------------------------------------
Class B
Sold                                                 1,739,447          $ 21,649,101       3,660,475       $ 41,852,656
Dividends and/or distributions reinvested               12,921               158,928          62,421            584,267
Redeemed                                            (1,389,095)          (16,647,817)     (2,677,452)       (29,572,336)
                                                   ----------------------------------------------------------------------
Net increase                                           363,273          $  5,160,212       1,045,444       $ 12,864,587
                                                   ======================================================================

-------------------------------------------------------------------------------------------------------------------------
Class C
Sold                                                 1,194,150          $ 14,946,262       1,579,176       $ 19,362,036
Dividends and/or distributions reinvested                7,322                90,069          33,318            311,857
Redeemed                                              (713,617)           (8,644,661)     (1,132,516)       (13,467,023)
                                                   ----------------------------------------------------------------------
Net increase                                           487,855          $  6,391,670         479,978       $  6,206,870
                                                   ======================================================================

-------------------------------------------------------------------------------------------------------------------------
Class N
Sold                                                   112,180          $  1,402,888          28,371       $    370,114
Dividends and/or distributions reinvested                  615                 7,642               7                 67
Redeemed                                               (59,495)             (737,646)        (18,716)          (246,632)
                                                   ----------------------------------------------------------------------
Net increase                                            53,300          $    672,884           9,662       $    123,549
                                                   ======================================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2002, were $94,319,128 and $67,471,154, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transaction with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.


                  22 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

     For the six months ended December 31, 2002, the Manager voluntarily reimbursed the Fund in the amount of $37,779 for an error in the calculation of the Fund's net asset value per share.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                  Aggregate                 Class A         Concessions        Concessions        Concessions          Concessions
                  Front-End               Front-End          on Class A         on Class B         on Class C           on Class N
              Sales Charges           Sales Charges              Shares             Shares             Shares               Shares
Six Months       on Class A             Retained by         Advanced by        Advanced by        Advanced by          Advanced by
Ended                Shares             Distributor       Distributor 1      Distributor 1      Distributor 1        Distributor 1
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2002  $414,421                 $77,685            $104,348           $256,657            $55,118              $11,410


1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A            Class B             Class C             Class N
                            Contingent         Contingent          Contingent          Contingent
                              Deferred           Deferred            Deferred            Deferred
                         Sales Charges      Sales Charges       Sales Charges       Sales Charges
                           Retained by        Retained by         Retained by         Retained by
Six Months Ended           Distributor        Distributor         Distributor         Distributor
---------------------------------------------------------------------------------------------------
December 31, 2002                 $145            $75,548              $9,495              $4,206

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended December 31, 2002, payments under the Class A Plan totaled $142,527, all of which were paid by the Distributor to recipients, and included $4,515 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

                 23 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited /

--------------------------------------------------------------------------------
4. Fees and Other Transaction with Affiliates Continued
Distribution fees paid to the Distributor for the six months ended December 31, 2002, were as follows:

                                                                            Distributor's
                                                         Distributor's          Aggregate
                                                             Aggregate       Unreimbursed
                                                          Unreimbursed      Expenses as %
                       Total Payments   Amount Retained       Expenses      of Net Assets
                           Under Plan    by Distributor     Under Plan           of Class
------------------------------------------------------------------------------------------
Class B Plan                 $179,438          $149,546     $1,348,310               3.13%
Class C Plan                   91,534            51,813        357,808               1.44
Class N Plan                      916               916         19,922               2.29

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
--------------------------------------------------------------------------------
6. Bank Borrowings
The Fund had the ability to borrow from a bank for temporary or emergency purposes provided asset coverage for borrowings exceeded 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit with a bank. Under that unsecured line of credit, interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Under that credit facility, the Fund paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002.



                 24 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

OPPENHEIMER GOLD & SPECIAL MINERALS FUND

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Trustees and Officers     Clayton K. Yuetter, Chairman of the Board
                          Donald W. Spiro, Vice Chairman of the Board
                          John V. Murphy, President and Trustee
                          Robert G. Galli, Trustee
                          Phillip A. Griffiths, Trustee
                          Benjamin Lipstein, Trustee
                          Joel Motely, Trustee
                          Elizabeth B. Moynihan, Trustee
                          Kenneth A. Randall, Trustee
                          Edward V. Regan, Trustee
                          Russell S. Reynolds, Jr., Trustee
                          Shanquan Li, Vice President
                          Robert G. Zack, Secretary
                          Brian W. Wixted, Treasurer

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Investment Advisor        OppenheimerFunds, Inc.

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Distributor               OppenheimerFunds Distributor, Inc.

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Transfer and Shareholder  OppenheimerFunds Services
Servicing Agent

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Independent Auditors      KPMG LLP

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Legal Counsel             Mayer Brown Rowe & Maw


                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

     (COPYRIGHT)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

                 25 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

INFORMATION AND SERVICES

[GRAPHIC OMITTED]
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Internet
24-hr access to account information and transactions 1 www.oppenheimerfunds.com
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PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
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Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------
Ticker Symbols
Class A: OPGSX    Class B: OGMBX    Class C: OGMCX    Class N: OGMNX

1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

RS0410.001.1202   February 28, 2003
                                                            [GRAPHIC OMITTED]
                                                            OppenheimerFunds(R)
                                                            Distributor, Inc.